OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
OTHER LONG-TERM ASSETS
OTHER LONG-TERM ASSETS

13. OTHER LONG-TERM ASSETS

Other long-term assets are as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Prepayments for mining machines	42,456	39,841	5,458
Others	2,030	1,217	167
Total	44,486	41,058	5,625

In March 2021, the Group signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Company will purchase 24,000 Antminer S19j Bitcoin mining machines for a total consideration of US$82.8 million payable in installments according to the agreed time schedule. As of December 31, 2024, the Group had prepaid RMB 506.3 million (US$78.5 million), received 21,310 Antminer S19j Bitcoin mining machines (200 units of S19 Bitcoin mining machines are slod drictly to the third party), which are included in the computers and equipment under property, equipment and software, net of RMB 466.5 million (US$69.9 million).